TCM Small-Mid Cap Growth Fund
TCM Small-Mid Cap Growth Fund
Investment Objective
The TCM Small-Mid Cap Growth Fund (the “Small-Mid Cap Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Mid Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TCM Small-Mid Cap Growth Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TCM Small-Mid Cap Growth Fund Investor Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Total Annual Fund Operating Expenses		0.97%
Less: Fee Waiver/Expense Reimbursement		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.95%
[1]	Tygh Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay the Small-Mid Cap Fund's expenses (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.95% of average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2015 and will continue for an indefinite period thereafter as determined by the Board. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the cost of investing in the Small-Mid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small-Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small-Mid Cap Fund’s operating expenses remain the same taking into account the Expense Cap for the first year only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TCM Small-Mid Cap Growth Fund Investor Class	97	307	534	1,188

Portfolio Turnover
The Small-Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Mid Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Mid Cap Fund’s performance.  During the most recent fiscal year, the Small-Mid Cap Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small-Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small to medium capitalization (“small-mid cap”) companies.  The Small-Mid Cap Fund defines small-mid cap companies as those whose market capitalization, at the time of purchase, are between $500 million and $10 billion.  The Advisor uses fundamental research to identify companies with the potential for superior earnings growth and sustainable valuations.  The Advisor’s intensive bottom-up, fundamental research drives stock selection, which the Advisor believes is key to generating excess returns.

Most of the assets will be invested in U.S. common stocks that the Advisor expects will experience long-term, above average earnings growth.  The Small-Mid Cap Fund may at times invest a significant portion of its assets (greater than 25%) in stocks of technology companies, representing various unrelated technology industries.  The Small-Mid Cap Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets, that are American Depositary Receipts (“ADRs”) or traded on a U.S. stock exchange when consistent with the Small-Mid Cap Fund’s investment objective.  The Advisor may sell a security for different reasons including when its price reaches a target set by the Advisor or if the Advisor believes that other investments are more attractive.

Principal Risks
There is the risk that you could lose all or a portion of your investment in the Fund.  The following risks could affect the value of your investment:

•	Management Risk: The Advisor may fail to implement the Small-Mid Cap Fund’s investment strategies and meet its investment objective.

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General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Growth Stock Risk: Growth-oriented funds may underperform when value investing is in favor.

•	Technology Company Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant.

•
Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.  Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Small- and Medium-Sized Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

Performance
The following performance information indicates some of the risks of investing in the Small-Mid Cap Fund.  The information below also illustrates how the Small-Mid Cap Fund’s performance has varied from year to year and the risks of investing in the Small-Mid Cap Fund by showing its highest and lowest quarterly returns.  The table below illustrates the Fund’s total return over time compared with a broad-based securities index.  The Small-Mid Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small-Mid Cap Fund will perform in the future.  Updated performance is available on the Small-Mid Cap Fund’s website at www.tyghcap.com.

Small-Mid Cap Fund Calendar Year Total Return as of December 31

During the periods shown in the bar chart, the Small-Mid Cap Fund’s highest quarterly return was 16.76% for the quarter ended December 31, 2010 and the lowest quarterly return was -27.15% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2013
Average Annual Returns TCM Small-Mid Cap Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	37.55%	18.55%	4.67%	Jun. 29, 2007
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	25.04%	15.86%	2.83%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	27.27%	14.67%	3.40%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	40.65%	24.03%	8.42%	Jun. 29, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).